Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42128
Entity Registrant Name	Telix Pharmaceuticals Ltd
Entity Central Index Key	0002007191
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	55 Flemington Road
Entity Address, City or Town	North Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3051
Title of 12(b) Security	American depositary shares, each representing one ordinary share, no par value Ordinary shares, no par value*
Trading Symbol	TLX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	334,724,485
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1379
Auditor Name	PricewaterhouseCoopers
Auditor Location	Melbourne, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Christian Behrenbruch
Entity Address, Address Line One	55 Flemington Road
Entity Address, City or Town	North Melbourne
Entity Address, Country	AU
Entity Address, Postal Zip Code	3051
City Area Code	61 3
Local Phone Number	9093 3855